INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Total	$ 12,155	$ 11,635
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	4,166	4,211
North American Residential Energy Infrastructure Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	1,806	1,763
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,757	1,766
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,157	1,118
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	926	928
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	838	843
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	271	273
Other
Disclosure of information for cash-generating units [line items]
Total	1,234	$ 733
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd [Member]
Disclosure of information for cash-generating units [line items]
Total	739
BIF India Holdings Pte Ltd [Member]
Disclosure of information for cash-generating units [line items]
Total	$ 99